Share-based payments - Stock Options Exercise Prices and Weighted Average Remaining Life (Details)	Dec. 31, 2019 shares year $ / shares	Dec. 31, 2018 shares year $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	12,825,541	14,072,332	10,490,249
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	5	4
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 57	$ 56	$ 55
$40-$49
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	449,216	1,747,042
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	1	2
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 47	$ 46
$40-$49 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	40
$40-$49 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 49
$50-$59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	12,271,003	12,232,011
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	6	5
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 58	$ 57
$50-$59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	50
$50-$59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 59
$60 & above
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	105,322	93,279
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	4	5
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 61	$ 61
$60 & above | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 60